                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09945

                           IXIS Advisor Funds Trust IV
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                399 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Coleen Downs Dinneen, Esq.
                    IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 449-2810

Date of fiscal year end:  January 31

Date of reporting period: July 31, 2005

Item 1.  Report to Stockholders.

                       [LOGO]


  AEW Real Estate Fund
  Semiannual Report
  July 31, 2005

AEW Management and Advisors
TABLE OF CONTENTS

Management Discussion
and Performance........ Page 1

Schedule of Investments Page 7

Financial Statements... Page 9

                             AEW REAL ESTATE FUND

PORTFOLIO PROFILE


Objective:
Seeks to provide investors with above-average income and long-term growth of capital

--------------------------------------------------------------------------------
Strategy:
Invests in real estate investment trusts (REITs) and/or real estate-related companies

--------------------------------------------------------------------------------
Inception Date:
August 31, 2000

--------------------------------------------------------------------------------
Manager:
Matthew A. Troxell, CFA
AEW Management and Advisors, L.P.

--------------------------------------------------------------------------------
Symbols:

                                 Class A NRFAX
                                 Class B NRFBX
                                 Class C NRCFX
                                 Class Y NRFYX

--------------------------------------------------------------------------------
You Should Know:
The fund concentrates its investments in real estate investment trusts (REITs) and real estate-related companies. This subjects the fund to the risks of the real estate industry. Such risks include fluctuating real estate values, changes in interest rates and property taxes and the risk of mortgage defaults or mortgage prepayments. The fund is also subject to the risks of the stock market, which include unpredictable drops in value or periods of lackluster performance.

Management Discussion
--------------------------------------------------------------------------------

Real estate investment trusts (REITs) once again outperformed both the stock and bond markets for the six months ended July 31, 2005. The MSCI US REIT Index (an index of REIT performance previously called the Morgan Stanley REIT Index) returned 24.70% for the period - substantially ahead of the 2.60% return on the Dow Jones Industrial Average and 5.45% return on the Standard & Poor's 500 Index. For the same period, the Lehman Aggregate Bond Index (a broad-based list of U.S. government and corporate bonds) returned just 0.95%, while the Lehman U.S. Treasury Index (composed of Treasury bonds maturing in one year or more) returned 1.06%.

FUND PERFORMANCE
AEW Real Estate Fund provided a total return of 25.55% for the six-month period, based on the net asset value of class A shares and $0.18 in dividends and $0.39 in capital gains reinvested. In addition to outperforming its benchmark, the fund's return was better than the 21.77% average return on the funds in Morningstar's Specialty Real Estate category.

PORTFOLIO INFORMATION
Stock selection was primarily responsible for the fund's positive results. Holdings in the office, shopping center and diversified sectors were the strongest contributors. Within the office sector, the fund benefited from its relatively large position in Boston Properties, one of the country's largest owners of high-quality office space, which continued to outperform its peer group by a healthy margin. In the shopping center sector, Federal Realty Investment Trust - which owns high-quality retail centers located primarily in metropolitan markets in the Northeast, mid-Atlantic, and California - was another strong positive. The company posted solid year-to-date operating results, and in early June it announced the largest dividend increase in its 43-year history. In the diversified sector, Catellus Development Corp. was a performance leader. Catellus shares rose in value after its merger announcement with industrial REIT ProLogis. The combined company will control more than 2,250 facilities in North America, Asia and Europe, and has extensive real estate holdings worldwide.

Although no property type was negative during the period, some of the fund's individual holdings lagged the benchmark. Starwood Hotels and Resorts was a disappointment. Profit taking after the stock's strong performance in 2004 may have contributed to its weakness in the first half of 2005. Investors may also have become concerned that a slowing economy might dampen the recovery in the lodging industry.

PORTFOLIO CHANGES INCLUDED ONE NEW POSITION
Most of the marginal changes we made to the portfolio's composition during the period were consistent with the fund's value-oriented strategy, although we did initiate one new position: Brandywine Realty Trust. We believe this REIT is attractively priced. The company owns and operates suburban office and industrial properties in the mid-Atlantic United States and is developing a large office tower in Philadelphia, which we think will be a catalyst for continued growth over time. Other changes we made to the fund's composition resulted in a slight increase in its exposure to the office and shopping center sectors and a slight decrease in the industrial and apartment sectors.

OUTLOOK
Demand for real estate as an investment class (both directly and through the securities markets), continues to be robust, and we expect capital flows into the sector to remain steady, at least in the near term. However, we are cautious about REIT returns for the balance of 2005 because of their superior returns relative to the broader stock market during the past five years.

In general, we believe returns from real estate are likely to remain competitive with other asset classes and should help investors diversify their portfolio of securities. However, we also think REIT investors should expect higher and more frequent bouts of price volatility, given the breadth of the REIT investor base and the uncertain direction of the U.S. economy and interest rates.

                             AEW REAL ESTATE FUND

Investment Results through July 31, 2005
--------------------------------------------------------------------------------

PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares


     December 29, 2000 (inception) through July 31, 2005

                             [CHART]

                                    MSCI            Maximum
                 Net Asset        US REIT            Sales
                  Value/1/        Index/5/         Charge/2/
                 ---------        --------         ---------
 12/31/2000       $10,000         $10,000           $ 9,425
  1/31/2001         9,915          10,043             9,345
  2/28/2001         9,802           9,870             9,238
  3/31/2001         9,859           9,951             9,292
  4/30/2001        10,068          10,182             9,489
  5/31/2001        10,248          10,410             9,659
  6/30/2001        10,848          11,038            10,224
  7/31/2001        10,723          10,799            10,106
  8/31/2001        11,173          11,199            10,531
  9/30/2001        10,835          10,751            10,212
 10/31/2001        10,458          10,391             9,856
 11/30/2001        10,999          10,997            10,367
 12/31/2001        11,298          11,283            10,649
  1/31/2002        11,219          11,257            10,574
  2/28/2002        11,456          11,480            10,797
  3/31/2002        12,148          12,219            11,450
  4/30/2002        12,248          12,297            11,543
  5/31/2002        12,466          12,453            11,749
  6/30/2002        12,757          12,811            12,024
  7/31/2002        12,084          12,092            11,389
  8/31/2002        12,093          12,112            11,398
  9/30/2002        11,644          11,673            10,974
 10/31/2002        11,046          11,087            10,411
 11/30/2002        11,522          11,598            10,860
 12/31/2002        11,687          11,694            11,015
  1/31/2003        11,367          11,373            10,713
  2/28/2003        11,594          11,576            10,928
  3/31/2003        11,810          11,819            11,131
  4/30/2003        12,269          12,318            11,564
  5/31/2003        12,958          13,014            12,213
  6/30/2003        13,265          13,311            12,502
  7/31/2003        13,992          14,019            13,187
  8/31/2003        14,097          14,104            13,286
  9/30/2003        14,581          14,604            13,743
 10/31/2003        14,793          14,850            13,942
 11/30/2003        15,419          15,505            14,532
 12/31/2003        15,900          15,992            14,985
  1/31/2004        16,488          16,693            15,540
  2/29/2004        16,838          16,971            15,869
  3/31/2004        17,834          17,919            16,809
  4/30/2004        15,261          15,263            14,383
  5/31/2004        16,378          16,359            15,436
  6/30/2004        16,897          16,822            15,925
  7/31/2004        17,019          16,911            16,040
  8/31/2004        18,334          18,269            17,280
  9/30/2004        18,316          18,232            17,263
 10/31/2004        19,327          19,230            18,216
 11/30/2004        20,204          20,045            19,043
 12/31/2004        21,308          21,025            20,082
  1/31/2005        19,415          19,215            18,299
  2/28/2005        20,050          19,788            18,897
  3/31/2005        19,796          19,461            18,657
  4/30/2005        20,839          20,617            19,641
  5/31/2005        21,593          21,289            20,352
  6/30/2005        22,738          22,358            21,430
  7/31/2005        24,380          23,961            22,968


Average Annual Total Returns -- July 31, 2005


                                                                         SINCE
                                               6 MONTHS/4/ 1 YEAR/4/ INCEPTION/4/
CLASS A (Inception 12/29/00)
Net Asset Value/1/                               25.55%     43.25%       21.45%
With Maximum Sales Charge/2/                     18.32      35.00        19.88

CLASS B (Inception 12/29/00)
Net Asset Value/1/                               24.99      42.30        20.53
With CDSC/3/                                     19.99      37.30        20.31

CLASS C (Inception 12/29/00)
Net Asset Value/1/                               25.02      42.03        20.56
With CDSC/3/                                     24.02      41.03        20.56

CLASS Y (Inception 8/31/00)
Net Asset Value/1/                               25.66      43.42        22.20
-----------------------------------------------------------------------------------------------

                                                                         SINCE        SINCE
                                                                     CLASS A, B, C   CLASS Y
COMPARATIVE PERFORMANCE                         6 MONTHS    1 YEAR   INCEPTION/7/  INCEPTION/7/
MSCI US REIT Index/5/                            24.70%     41.71%       21.02%       21.12%
Morningstar Specialty Real Estate Fund Avg./6/   21.77      39.83        20.21        20.19

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. Recent returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.ixisadvisorfunds.com. All results include reinvestment of dividends and capital gains. The illustration represents past performance of Class A shares. The table and illustration do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Class Y shares are available to certain institutional investors only.

Portfolio as of July 31, 2005



                   % of Net Assets as of
REITs              7/31/05    1/31/05
----------------------------------------
Apartments          17.8       18.0
----------------------------------------
Office              17.0       15.9
----------------------------------------
Regional Malls      13.6       13.3
----------------------------------------
Shopping Centers    13.0       12.4
----------------------------------------
Industrial          11.1       11.8
----------------------------------------
Diversified          7.8        8.4
----------------------------------------
Lodging/Resorts      4.0        4.2
----------------------------------------
Self Storage         3.9        4.1
----------------------------------------
Healthcare           2.3        2.4
----------------------------------------
Office/Industrial    1.0        1.1
----------------------------------------
Hotels               0.3        0.4
----------------------------------------
Manufactured Homes   0.3        0.3
----------------------------------------

OTHER REAL ESTATE-RELATED COMPANIES
----------------------------------------
Hotels & Motels      3.6        3.6
----------------------------------------
Office               1.9        2.0
----------------------------------------

  Portfolio holdings and asset allocations will vary.
Notes to Charts
/1/Does not include a sales charge.
/2/Includes the maximum sales charge of 5.75%.
/3/Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/4/Fund performance has been increased by expense waivers, without which performance would have been lower.
/5/MSCI US REIT Index is an unmanaged index of the most actively traded real estate investment trusts (REITs), designed to measure real estate equity performance.
/6/Morningstar Specialty Real Estate Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.
/7/The since-inception performance comparisons shown for each Class of fund shares are calculated as follows: Classes A, B and C from 12/31/00; Class Y from 8/31/00.

                            ADDITIONAL INFORMATION


The views expressed in this report reflect those of the portfolio manager as of the dates indicated. The manager's views are subject to change at any time without notice based on changes in market or other conditions. References to specific securities or industries should not be regarded as investment advice. Because the fund is actively managed, there is no assurance that it will continue to invest in the securities or industries mentioned.

For more complete information on any IXIS Advisor Fund, contact your financial professional or call IXIS Advisor Funds and ask for a free prospectus, which contains more complete information including charges and other ongoing expenses. Investors should consider a fund's objective, risks and expenses carefully before investing. This and other fund information can be found in the prospectus. Please read the prospectus carefully before investing.
PROXY VOTING INFORMATION
A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling IXIS Advisor Funds at 800-225-5478; on the fund's website at www.ixisadvisorfunds.com; and on the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2005 is available from the fund's website and the SEC's website. QUARTERLY PORTFOLIO SCHEDULES
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

     NOT FDIC INSURED           MAY LOSE VALUE          NO BANK GUARANTEE

                      UNDERSTANDING YOUR FUND'S EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases, redemption fees and certain exchange fees, and ongoing costs, including management fees, distribution fees (12b-1 fees), and other fund expenses. In addition, the fund assesses a minimum balance fee of $20 on an annual basis for accounts that fall below the required minimum to establish an account. Certain exemptions may apply. These costs are described in more detail in the fund's prospectus. The examples below are intended to help you understand the ongoing costs of investing in the fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each Class of fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the fund from February 1, 2005 through July 31, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual fund returns and expenses. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = $8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your Class.

The second line in the table of each Class of fund shares provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

                                         BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
AEW REAL ESTATE FUND                             2/1/05                7/31/05              2/1/05 - 7/31/05
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,255.50                   $8.39
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,017.40                   $7.50
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,249.90                  $12.55
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,013.60                  $11.23
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,250.20                  $12.55
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,013.60                  $11.23
------------------------------------------------------------------------------------------------------------------
CLASS Y
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,256.60                   $6.99
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,018.60                   $6.26

*Expenses are equal to the fund's annualized expense ratio (after advisory fee waiver): 1.50%, 2.25%, 2.25% and 1.25% for Class A, B, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 (to reflect the half-year period).

               BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENT


The Board of Trustees, including the Independent Trustees, considers matters bearing on the Fund's advisory agreement (the "Agreement") at most of its meetings throughout the year. Once a year, usually in the spring, the Contract Review and Governance Committee of the Board meets to review the Agreement to determine whether to recommend that the full Board approve the continuation of the Agreement for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreement.

In connection with these meetings, the Trustees receive materials that the Fund's investment adviser believes to be reasonably necessary for the Trustees to evaluate the Agreement. These materials generally include, among other items, (i) information on the investment performance of the Fund and the performance of peer groups of funds and the Fund's performance benchmarks,
(ii) information on the Fund's advisory fee and other expenses, including information comparing the Fund's expenses to those of peer groups of funds and information about any applicable expense caps and fee "breakpoints,"
(iii) sales and redemption data in respect of the Fund, (iv) information about the profitability of the Agreement to the Fund's adviser (the "Adviser"), and
(v) information obtained through the completion of a questionnaire by the Adviser (the Trustees are consulted as to the information requested through that questionnaire). The Board of Trustees, including the Independent Trustees, may also consider other material facts such as (i) the Adviser's financial results and financial condition, (ii) the Fund's investment objective and strategies and the size, education and experience of the Adviser's respective investment staffs and their use of technology, external research and trading cost measurement tools, (iii) arrangements in respect of the distribution of the Fund's shares, (iv) the procedures employed to determine the value of the Fund's assets, (v) the allocation of the Fund's brokerage (vi) the resources devoted to, and the record of compliance with, the Fund's investment policies and restrictions, policies on personal securities transactions and other compliance policies, and (vii) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser and its affiliates.

The Board of Trustees most recently approved the continuation of the Agreement at its meeting held in May, 2005. In considering whether to approve the continuation of the Agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as determinative. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreement included the following:

The nature, extent and quality of the services provided to the Fund under the Agreement. The Trustees considered the nature, extent and quality of the services provided by the Adviser and its affiliates to the Fund and the resources dedicated to the Fund by the Adviser and its affiliates. The Trustees also considered the services provided by the Adviser's affiliates to the Fund, including the monitoring and board reporting services provided. The Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds offering a variety of investment disciplines and providing for a variety of fund and shareholder services. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the nature, extent and quality of services provided supported the renewal of the Agreement.

Investment performance of the Fund and the Adviser. As noted above, the Trustees received information about the performance of the Fund over various time periods, including information which compared the performance of the Fund to the performance of peer groups of funds and the Fund's performance benchmark. In addition, the Trustees also reviewed data prepared by an independent third party which analyzed the performance of the Fund using a variety of performance metrics, including metrics which also measured the performance of the Fund on a risk adjusted basis.

After reviewing the information, the Board concluded that the Fund's performance supported the renewal of the Agreement. The Trustees also considered the Adviser's performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Adviser and its affiliates to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the performance of the Fund and the Adviser supported the renewal of the Agreement.

The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from their respective relationships with the Fund. The Trustees considered the fees charged to the Fund for advisory services as well as the total expense level of the Fund. This information included comparisons (provided both by management and also by an independent third party) of the Fund's advisory fee and total expense level to those of its peer group and information about the advisory fees charged by the Adviser to comparable

               BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENT

accounts. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management's representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets. In evaluating the Fund's advisory fee, the Trustees also took into account the demands, complexity and quality of the investment management of the Fund. The Trustees also noted management's stated justification for the fees charged to the Fund, which included information about the performance of the Fund and the services provided to the Fund and management's view as to why it was appropriate that the Fund bear an advisory fee greater than its peer group median.

The Trustees also considered the compensation directly or indirectly received by the Adviser and its affiliates from their relationships with the Fund. The Trustees reviewed information provided by management as to the profitability of the Adviser's and its affiliates' relationships with the Fund, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Trustees also considered information about court cases in which adviser profitability was an issue in whole or in part, the performance of the Fund, the expense levels of the Fund, and whether the Adviser had implemented breakpoints and/or expense caps with respect to the Fund.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the advisory fees charged to the Fund were fair and reasonable, and that the costs of these services generally and the related profitability of the Adviser and its affiliates in respect of their relationships with the Fund supported the renewal of the Agreement.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Adviser and whether those economies are shared with the Fund through breakpoints in its investment advisory fees or other means, such as expense waivers. The Trustees noted that the Fund benefited from breakpoints and expense caps. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to the Adviser and its affiliates of their relationships with the Fund, as discussed above.

After reviewing these and related factors, the Trustees considered, within the context of their overall conclusions regarding the Agreement, that the extent to which economies of scale were shared with the Fund supported the renewal of the Agreement.

The Trustees also considered other factors, which included but were not limited to the following:

.. whether the Fund has operated in accordance with its investment objective and the Fund's record of compliance with its investment restrictions, and the compliance programs of the Fund and the Adviser. They also considered the compliance related resources the Adviser and its affiliates were providing to the Fund.

.. the nature, quality, cost and extent of administrative and shareholder services performed by the Adviser and its affiliates, both under the Agreement and under separate agreements covering transfer agency and administrative services.

.. so-called "fallout benefits" to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution and transfer agency services to the Fund. The Trustees also considered the fact that IXIS Advisors' parent company benefits from the retention of an affiliated Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the existing advisory agreement should be continued through June 30, 2006.

                AEW REAL ESTATE FUND -- SCHEDULE OF INVESTMENTS

Investments as of July 31, 2005 -- (unaudited)

   Shares    Description                                          Value (a)
------------------------------------------------------------------------------
Common Stocks -- 97.6% of Total Net Assets
             LODGING & GAMING -- 3.6%
             Hotels & Motels -- 3.6%
     102,000 Hilton Hotels Corp.                               $     2,524,500
      29,000 Starwood Hotels & Resorts Worldwide, Inc.               1,836,280
                                                               ---------------
                                                                     4,360,780
                                                               ---------------
             REAL ESTATE -- 1.9%
             Office -- 1.9%
      77,300 Brookfield Properties Corp.                             2,241,700
                                                               ---------------
             REAL ESTATE INVESTMENT TRUSTS -- 92.1%
             REITs -- Apartments -- 17.8%
      34,000 Apartment Investment & Management Co., Class A(c)       1,496,000
     107,000 Archstone Smith Trust                                   4,547,500
      65,000 AvalonBay Communities, Inc.(c)                          5,691,400
      55,000 Camden Property Trust(c)                                3,040,400
     125,000 Equity Residential Properties Trust                     5,050,000
      56,000 United Dominion Realty Trust, Inc.(c)                   1,425,200
                                                               ---------------
                                                                    21,250,500
                                                               ---------------
             REITs -- Diversified -- 7.8%
      15,500 Capital Automotive                                        608,685
     106,500 Catellus Development Corp.                              3,840,390
      26,100 iStar Financial, Inc.(c)                                1,116,819
      29,000 Spirit Finance Corp.                                      341,040
      38,000 Vornado Realty Trust(c)                                 3,368,320
                                                               ---------------
                                                                     9,275,254
                                                               ---------------
             REITs -- Healthcare -- 2.3%
      42,500 Healthcare Realty Trust, Inc.                           1,736,550
      73,000 Omega Healthcare Investors, Inc.                        1,018,350
                                                               ---------------
                                                                     2,754,900
                                                               ---------------
             REITs -- Hotels -- 0.3%
      18,000 Strategic Hotel Capital, Inc.                             341,100
                                                               ---------------
             REITs -- Industrial -- 11.1%
      62,000 AMB Property Corp.                                      2,851,380
      39,000 Duke Realty Corp.                                       1,324,440
      15,000 First Potomac Realty Trust                                395,250
      98,000 Liberty Property Trust                                  4,398,240
      94,000 ProLogis(c)                                             4,282,640
                                                               ---------------
                                                                    13,251,950
                                                               ---------------
             REITs -- Lodging/Resorts -- 4.0%
      16,000 Hospitality Properties Trust                              710,400
     220,000 Host Marriott Corp.(c)                                  4,103,000
                                                               ---------------
                                                                     4,813,400
                                                               ---------------
             REITs -- Manufactured Homes -- 0.3%
       9,000 Sun Communities, Inc.                                     313,650
                                                               ---------------
             REITs -- Office -- 17.0%
      36,000 BioMed Realty Trust, Inc.                                 915,480
      84,000 Boston Properties, Inc.                                 6,396,600
      45,300 Brandywine Realty Trust, Inc.                           1,467,720
      17,500 CarrAmerica Realty Corp.                                  679,700
      27,000 Corporate Office Properties Trust V                       909,090
      59,000 Equity Office Properties Trust(c)                       2,091,550
      63,000 Highwoods Properties, Inc.                              1,993,950
      37,000 Kilroy Realty Corp.                                     1,927,700
      49,500 Prentiss Properties Trust(c)                            2,003,265
      84,000 Trizec Properties, Inc.                                 1,845,480
                                                               ---------------
                                                                    20,230,535
                                                               ---------------

   Shares     Description                                                    Value (a)
-----------------------------------------------------------------------------------------
              REITs -- Office/Industrial -- 1.0%
       25,000 PS Business Parks, Inc.                                     $     1,160,750
                                                                          ---------------
              REITs -- Regional Malls -- 13.6%
       77,500 General Growth Properties, Inc.(c)                                3,563,450
       16,500 Macerich Co. (The)                                                1,158,630
      110,000 Simon Property Group, Inc.(c)                                     8,771,400
       75,400 Taubman Centers, Inc.                                             2,679,716
                                                                          ---------------
                                                                               16,173,196
                                                                          ---------------
              REITs -- Self Storage -- 3.9%
       46,500 Public Storage, Inc.                                              3,103,875
       33,500 Shurgard Storage Centers, Inc., Class A                           1,571,150
                                                                          ---------------
                                                                                4,675,025
                                                                          ---------------
              REITs -- Shopping Centers -- 13.0%
       78,600 Developers Diversified Realty Corp.                               3,825,462
       41,500 Federal Realty Investment Trust                                   2,710,365
       39,000 Kimco Realty Corp.                                                2,560,740
       31,000 Kite Realty Group Trust                                             480,500
       31,500 Pan Pacific Retail Properties, Inc.                               2,189,565
       26,200 Realty Income Corp.                                                 654,738
       50,500 Regency Centers Corp.                                             3,115,850
                                                                          ---------------
                                                                               15,537,220
                                                                          ---------------
              Total Real Estate Investment Trusts                             109,777,480
                                                                          ---------------
              Total Common Stocks (Identified Cost $77,628,640)               116,379,960
                                                                          ---------------
  Principal
   Amount
-----------------------------------------------------------------------------------------
Short Term Investments -- 28.6%
$   3,063,373 Repurchase Agreement with Investors Bank & Trust Co.
              dated 7/29/2005 at 2.28% to be repurchased at $3,063,955 on
              8/01/2005, collateralized by $3,180,341 Federal National
              Mortgage Association Bond, 4.01%, due 1/25/2033 valued at
              $3,216,542                                                        3,063,373
    1,156,683 American Beacon Funds, 3.238%, due 8/01/2005(d)                   1,156,683
    1,866,292 Bank of Nova Scotia, 3.30%, due 8/10/2005(d)                      1,866,292
      419,391 Bank of Nova Scotia, 3.32%, due 8/15/2005(d)                        419,391
    1,100,008 Bank of Nova Scotia, 3.43%, due 8/30/2005(d)                      1,100,008
    2,261,496 BGI Institutional Money Market Fund(d)                            2,261,496
    1,133,889 BNP Paribas, 3.25%, due 8/02/2005(d)                              1,133,889
    1,048,479 Branch Banker &Trust, 3.28%, due 8/01/2005(d)                     1,048,479
    1,533,822 Calyon, 3.25%, due 8/02/2005(d)                                   1,533,822
      951,105 Compass Securitization, 3.42%, due 8/22/2005(d)                     951,105
    1,258,174 Falcon Asset Securitization Corp., 3.401%, due 8/24/2005(d)       1,258,174
      587,148 Falcon Asset Securitization Corp., 3.43%, due 8/26/2005(d)          587,148
      880,879 Goldman Sachs Financial Square Prime Obligations Fund(d)            880,879
    1,048,479 Grampian Funding LLC, 3.407%, due 8/18/2005(d)                    1,048,479
    1,079,514 Greyhawk Funding, 3.262%, due 8/01/2005(d)                        1,079,514
    2,089,529 Jupiter Securitization Corp., 3.282%, due 8/02/2005(d)            2,089,529
    1,311,338 Lexington Parker Capital Corp., 3.43%, due 8/25/2005(d)           1,311,338
      692,894 Liberty Street, 3.321%, due 8/01/2005(d)                            692,894
    2,096,957 Merrill Lynch & Co, 3.303%, due 8/01/2005(d)                      2,096,957
      134,215 Merrimac Cash Fund-Premium Class(d)                                 134,215
    1,278,943 National Australia Bank, 3.25%, due 8/01/2005(d)                  1,278,943
      893,685 Paradigm Funding LLC, 3.461%, due 8/29/2005(d)                      893,685
    1,258,174 Ranger Funding, 3.38%, due 8/22/2005(d)                           1,258,174
    1,048,479 Royal Bank of Canada, 3.25%, due 8/03/2005(d)                     1,048,479
    1,048,479 Royal Bank of Canada, 3.25%, due 8/05/2005(d)                     1,048,479
    2,096,957 Royal Bank of Scotland, 3.25%, due 8/09/2005(d)                   2,096,957
      838,783 Sheffield Receivables Corp, 3.419%, due 8/23/2005(d)                838,783
                                                                          ---------------
              Total Short Term Investments (Identified Cost $34,177,165)       34,177,165
                                                                          ---------------

                See accompanying notes to financial statements.

Investments as of July 31, 2005 -- (unaudited)

             Total Investments -- 126.2%
             (Identified Cost $111,805,805)(b)                                    $   150,557,125
             Other assets less liabilities -- (26.2%)                                 (31,268,507)
                                                                                  ---------------
             Total Net Assets -- 100%                                             $   119,288,618
                                                                                  ===============
         (a) See Note 2a of Notes to Financial Statements.
         (b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
             At July 31, 2005, the net unrealized appreciation on investments based on cost of $111,805,805 for federal income tax purposes was as follows:
             Aggregate gross unrealized appreciation for all investments in which
             there is an excess of value over tax cost                            $    38,784,984
             Aggregate gross unrealized depreciation for all investments in which
             there is an excess of tax cost over value                                    (33,664)
                                                                                  ---------------
             Net unrealized appreciation                                          $    38,751,320
                                                                                  ===============
         (c) All or a portion of this security was on loan to brokers at July 31, 2005.
         (d) Represents investments of securities lending collateral.
       REITs Real Estate Investment Trusts

    Holdings at July 31, 2005 as a Percentage of Net Assets (unaudited)

                         Office                   18.9%
                         Apartments               17.8
                         Regional Malls           13.6
                         Shopping Centers         13.0
                         Industrial               11.1
                         Diversified               7.8
                         Lodging/Resorts           4.0
                         Hotels & Motels           3.9
                         Self Storage              3.9
                         Healthcare                2.3
                         Other, less than 2% each  1.3

                See accompanying notes to financial statements.

                       STATEMENT OF ASSETS & LIABILITIES

July 31, 2005 (unaudited)

        ASSETS
         Investments, at value including
           securities on loan of $30,048,914
           (identified cost, $111,805,805)        $         150,557,125
         Cash                                                     1,610
         Receivable for Fund shares sold                        388,308
         Receivable for securities sold                          46,499
         Dividends and interest receivable                      160,018
         Receivable from investment adviser                      20,497
         Securities lending income receivable                     1,590
         Prepaid insurance expense                                1,584
                                                  ---------------------
           TOTAL ASSETS                                     151,177,231
                                                  ---------------------
        LIABILITIES
         Collateral on securities loaned, at
           value                                             31,113,792
         Payable for securities purchased                       178,471
         Payable for Fund shares redeemed                       436,836
         Due to investment adviser                               77,840
         Trustees' fees                                          21,277
         Transfer agent fees payable                             25,710
         Administrative fees payable                              5,489
         Other accounts payable and accrued
           expenses                                              29,198
                                                  ---------------------
           TOTAL LIABILITIES                                 31,888,613
                                                  ---------------------
        NET ASSETS                                $         119,288,618
                                                  =====================
        NET ASSETS CONSIST OF:
         Paid-in capital                          $          77,704,754
         Undistributed (overdistributed) net
           investment income                                   (298,063)
         Accumulated net realized gain (loss)
           on investments                                     3,130,607
         Net unrealized appreciation
           (depreciation) of investments                     38,751,320
                                                  ---------------------
        NET ASSETS                                $         119,288,618
                                                  =====================
        COMPUTATION OF NET ASSET VALUE AND
         OFFERING PRICE:
         Class A shares:
           Net assets                             $          73,253,136
                                                  =====================
           Shares of beneficial interest                      3,574,149
                                                  =====================
           Net asset value and redemption price
            per share                             $               20.50
                                                  =====================
           Offering price per share
            (100/[100-maximum sales charge] of
            net asset value)                      $               21.75
                                                  =====================
         Class B shares: (redemption price is
           equal to net asset value less any
           applicable contingent deferred sales
           charge)
           Net assets                             $          16,310,609
                                                  =====================
           Shares of beneficial interest                        796,232
                                                  =====================
           Net asset value and offering price
            per share                             $               20.48
                                                  =====================
         Class C shares: (redemption price is
           equal to net asset value less any
           applicable contingent deferred sales
           charge)
           Net assets                             $          17,310,299
                                                  =====================
           Shares of beneficial interest                        843,887
                                                  =====================
           Net asset value and offering price
            per share                             $               20.51
                                                  =====================
         Class Y shares:
           Net assets                             $          12,414,574
                                                  =====================
           Shares of beneficial interest                        620,484
                                                  =====================
           Net asset value, offering and
            redemption price per share            $               20.01
                                                  =====================

                See accompanying notes to financial statements.

                            STATEMENT OF OPERATIONS

Six Months Ended July 31, 2005 (unaudited)

        NET INVESTMENT INCOME
         Dividends (net of foreign taxes of
           $3,234)                                $           1,499,776
         Interest                                                20,301
         Securities lending income                                7,211
                                                  ---------------------
                                                              1,527,288
                                                  ---------------------
         Expenses
           Management fees                                      414,597
           Service fees - Class A                                80,796
           Service and distribution fees -
            Class B                                              73,451
           Service and distribution fees -
            Class C                                              74,975
           Trustees' fees and expenses                            8,151
           Administrative fees                                   32,641
           Custodian fees                                        29,739
           Transfer agent fees - Class A, Class
            B, Class C                                          139,213
           Transfer agent fees - Class Y                         12,806
           Audit and tax services                                10,552
           Legal fees                                             2,067
           Shareholder reporting                                 16,915
           Registration                                          31,571
           Miscellaneous                                          4,523
                                                  ---------------------
         Total expenses                                         931,997
           Less waiver/reimbursement                            (54,956)
                                                  ---------------------
         Net expenses                                           877,041
                                                  ---------------------
         Net investment income (loss)                           650,247
                                                  ---------------------
        REALIZED AND UNREALIZED GAIN (LOSS) ON
         INVESTMENTS
         Realized gain (loss) on investments -
           net                                                3,218,899
         Change in unrealized appreciation
           (depreciation) of investments - net               20,248,801
                                                  ---------------------
         Net realized and unrealized gain
           (loss) on investments                             23,467,700
                                                  ---------------------
        NET INCREASE (DECREASE) IN NET ASSETS
         RESULTING FROM OPERATIONS                $          24,117,947
                                                  =====================

                See accompanying notes to financial statements.

                      STATEMENT OF CHANGES IN NET ASSETS


                                                                                       Six Months Ended
                                                                                        July 31, 2005
                                                                                         (unaudited)
                                                                                    ---------------------
                                                                                    ---------------------
FROM OPERATIONS:
  Net investment income (loss)                                                      $             650,247
  Net realized gain (loss) on investments                                                       3,218,899
  Net change in unrealized appreciation (depreciation) of investments                          20,248,801
                                                                                    ---------------------
  Increase (decrease) in net assets resulting from operations                                  24,117,947
                                                                                    ---------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
   Class A                                                                                       (646,336)
   Class B                                                                                        (84,289)
   Class C                                                                                        (86,363)
   Class Y                                                                                       (113,873)
  Short-Term capital gain
   Class A                                                                                             --
   Class B                                                                                             --
   Class C                                                                                             --
   Class Y                                                                                             --
  Long-Term capital gain
   Class A                                                                                     (1,381,301)
   Class B                                                                                       (306,339)
   Class C                                                                                       (320,277)
   Class Y                                                                                       (193,366)
                                                                                    ---------------------
                                                                                               (3,132,144)
                                                                                    ---------------------
INCREASE (DECREASE) IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS (Note 9):               854,278
                                                                                    ---------------------
  Total increase (decrease) in net assets                                                      21,840,081
NET ASSETS
  Beginning of period                                                                          97,448,537
                                                                                    ---------------------
  End of period                                                                     $         119,288,618
                                                                                    =====================
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME                               $            (298,063)
                                                                                    =====================

                                                                                         Year Ended
                                                                                         January 31,
                                                                                            2005
                                                                                    ---------------------
                                                                                    ---------------------
FROM OPERATIONS:
  Net investment income (loss)                                                      $           1,597,398
  Net realized gain (loss) on investments                                                       5,771,425
  Net change in unrealized appreciation (depreciation) of investments                           5,423,640
                                                                                    ---------------------
  Increase (decrease) in net assets resulting from operations                                  12,792,463
                                                                                    ---------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
   Class A                                                                                     (1,065,443)
   Class B                                                                                       (194,563)
   Class C                                                                                       (197,873)
   Class Y                                                                                       (225,091)
  Short-Term capital gain
   Class A                                                                                       (100,438)
   Class B                                                                                        (24,819)
   Class C                                                                                        (25,249)
   Class Y                                                                                        (20,124)
  Long-Term capital gain
   Class A                                                                                     (1,979,162)
   Class B                                                                                       (490,556)
   Class C                                                                                       (498,802)
   Class Y                                                                                       (393,435)
                                                                                    ---------------------
                                                                                               (5,215,555)
                                                                                    ---------------------
INCREASE (DECREASE) IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS (Note 9):            19,276,445
                                                                                    ---------------------
  Total increase (decrease) in net assets                                                      26,853,353
NET ASSETS
  Beginning of period                                                                          70,595,184
                                                                                    ---------------------
  End of period                                                                     $          97,448,537
                                                                                    =====================
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME                               $             (17,449)
                                                                                    =====================

                See accompanying notes to financial statements.

                      This Page Intentionally Left Blank

                             FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

                             Income (loss) from investment operations:               Less distributions:
                           ---------------------------------------------  -----------------------------------------

                Net asset
                  value,                      Net realized                  Dividends    Distributions
                beginning         Net        and unrealized   Total from       from        from net
                    of        investment     gain (loss) on   investment  net investment   realized        Total
                the period income (loss) (b)  investments     operations      income     capital gains distributions
                ---------- ----------------- --------------   ----------  -------------- ------------- -------------
   Class A
  7/31/2005(j)  $    16.83    $     0.13       $     4.11     $     4.24    $    (0.18)   $    (0.39)   $    (0.57)
  1/31/2005          15.13          0.34             2.35           2.69         (0.35)        (0.64)        (0.99)
  1/31/2004          11.00          0.36             4.49           4.85         (0.48)        (0.24)        (0.72)
  1/31/2003          11.37          0.40            (0.22)          0.18         (0.39)        (0.16)        (0.55)
  1/31/2002          10.49          0.55             0.82           1.37         (0.38)        (0.11)        (0.49)
  1/31/2001(f)       10.58          0.02            (0.11)(e)      (0.09)           --            --            --
   Class B
  7/31/2005(j)       16.82          0.06             4.09           4.15         (0.10)        (0.39)        (0.49)
  1/31/2005          15.10          0.22             2.38           2.60         (0.24)        (0.64)        (0.88)
  1/31/2004          11.00          0.26             4.46           4.72         (0.38)        (0.24)        (0.62)
  1/31/2003          11.39          0.32            (0.24)          0.08         (0.31)        (0.16)        (0.47)
  1/31/2002          10.49          0.50             0.78           1.28         (0.27)        (0.11)        (0.38)
  1/31/2001(f)       10.58          0.02            (0.11)(e)      (0.09)           --            --            --
   Class C
  7/31/2005(j)       16.84          0.06             4.10           4.16         (0.10)        (0.39)        (0.49)
  1/31/2005          15.15          0.22             2.35           2.57         (0.24)        (0.64)        (0.88)
  1/31/2004          11.01          0.26             4.50           4.76         (0.38)        (0.24)        (0.62)
  1/31/2003          11.40          0.32            (0.24)          0.08         (0.31)        (0.16)        (0.47)
  1/31/2002          10.49          0.50             0.79           1.29         (0.27)        (0.11)        (0.38)
  1/31/2001(f)       10.58          0.02            (0.11)(e)      (0.09)           --            --            --
   Class Y
  7/31/2005(j)       16.45          0.15             4.01           4.16         (0.21)        (0.39)        (0.60)
  1/31/2005          14.83          0.38             2.28           2.66         (0.40)        (0.64)        (1.04)
  1/31/2004          10.80          0.40             4.40           4.80         (0.53)        (0.24)        (0.77)
  1/31/2003          11.21          0.42            (0.22)          0.20         (0.45)        (0.16)        (0.61)
  1/31/2002          10.49          0.58             0.81           1.39         (0.56)        (0.11)        (0.67)
  1/31/2001(g)       10.00          0.23             0.55           0.78         (0.29)           --         (0.29)




(a)A sales charge for Class A shares and Class C (prior to February 1, 2004) shares, and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year are not annualized.
(b)Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(c)Had certain expenses not been reduced during the period, total returns would have been lower. Periods less than one year are not annualized.
(d)Computed on an annualized basis for periods less than one year.
(e)The amount shown for a share outstanding does not correspond with the aggregate net gain/(loss) on investments for the period due to the timing of purchases and redemptions of Fund shares in relation to fluctuating values of the investments of the Fund.

                See accompanying notes to financial statements.

                                       Ratios to average net assets:
                                  ----------------------------------------

Net asset             Net assets,            Expenses after
  value,     Total      end of               reimbursement/ Net investment Portfolio
  end of     return   the period   Expenses      waiver     income (loss)  turnover
the period (%) (a)(c)   (000's)   (%) (d)(i)   (%) (d)(h)      (%) (d)     rate (%)
---------- ---------- ----------- ---------- -------------- -------------- ---------
$    20.50      25.6  $   73,253       1.61         1.50           1.45            6
     16.83      17.8      58,965       1.71         1.50           2.11           20
     15.13      45.0      39,846       2.00         1.50           2.73           18
     11.00       1.3      13,307       2.43         1.50           3.47           35
     11.37      13.2       5,522       5.66         1.50           4.92           36
     10.49      (0.9)        820      42.99         1.50           2.30           12
     20.48      25.0      16,311       2.36         2.25           0.70            6
     16.82      17.1      14,131       2.46         2.25           1.36           20
     15.10      43.7      12,129       2.75         2.25           1.98           18
     11.00       0.5       8,401       3.18         2.25           2.72           35
     11.39      12.3       3,718       6.41         2.25           4.43           36
     10.49      (0.9)         87      43.74         2.25           2.14           12
     20.51      25.0      17,310       2.36         2.25           0.70            6
     16.84      16.9      14,388       2.46         2.25           1.36           20
     15.15      43.9      11,410       2.75         2.25           1.98           18
     11.01       0.5       3,288       3.18         2.25           2.72           35
     11.40      12.4       1,061       6.41         2.25           4.52           36
     10.49      (0.9)         44      43.74         2.25           1.79           12
     20.01      25.7      12,415       1.34         1.25           1.65            6
     16.45      17.9       9,964       1.37         1.25           2.38           20
     14.83      45.5       7,210       1.55         1.25           2.98           18
     10.80       1.5       1,521       1.77         1.25           3.72           35
     11.21      13.5         611       4.45         1.25           5.35           36
     10.49       7.8         539      36.36         1.25           5.40           12




(f)For the period December 29, 2000 (commencement of operations) through January 31, 2001.
(g)For the period August 31, 2000 (commencement of operations) through January 31, 2001.
(h)The investment advisor waived a portion of its advisory fee during the period. Without this waiver, expense ratios would have been higher.
(i)Represents total expenses prior to advisory fee waiver. Prior to 2005, expenses in this table were presented net of such waivers.
(j)For the six months ended July 31, 2005 (unaudited).

                         NOTES TO FINANCIAL STATEMENTS

July 31, 2005 (unaudited)

1. Organization. AEW Real Estate Fund (the "Fund") is a series of IXIS Advisor Funds Trust IV (formerly CDC Nvest Companies Trust I) (the "Trust"), a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Fund seeks to provide investors with above-average income and long-term growth of capital. The Second Amended and Restated Agreement and Declaration of Trust permits the Fund's Trustees to issue an unlimited number of shares of the Trust in multiple series (each such series is a "Fund").

The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold with a maximum front end sales charge of 5.75%. Class B shares do not pay a front end sales charge, but pay higher ongoing Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge ("CDSC") if those shares are redeemed within six years of purchase. Class C shares do not pay a front end sales charge, do not convert to any other class of shares, pay higher ongoing Rule 12b-1 fees than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year. Class Y shares do not pay a front end sales charge, a CDSC or Rule 12b-1 fees. They are generally intended for institutional investors with a minimum initial investment of $1,000,000, though some categories of investors are excepted from the minimum investment amount.

Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and transfer agent fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund, if the Fund were liquidated. The Trustees approve separate dividends from net investment income on each class of shares.

2. Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Security Valuation. Equity securities for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange, or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. Securities traded on foreign exchanges are valued at the market price on the non-U.S. exchange, unless the Fund believes that an occurrence after the closing of that exchange will materially affect a security's value. In that case the security may be fair valued at the time the Fund determines its net asset value by or pursuant to procedures approved by the Board of Trustees. When fair valuing its securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time the Fund's net asset value is calculated. All other securities and assets are valued at their fair value as determined in good faith by the Fund's investment adviser, pursuant to the procedures approved by the Board of Trustees.

b. Security Transactions and Related Investment Income. Security transactions are accounted for on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in dividends received from the Fund's investments in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Investment income is recorded net of foreign taxes withheld when recovery of such taxes is uncertain. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

c. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations arising from changes in market prices of the investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from: sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities at the end of the fiscal period, resulting from changes in exchange rates.

July 31, 2005 (unaudited)


d. Federal and Foreign Income Taxes. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made. The Fund may be subject to foreign taxes on income and gains on investments that are accrued based upon the Fund's understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities, such taxes are accrued as applicable.

e. Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The characterization of certain income and capital gain distributions are determined annually on a calendar year basis in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. When the Fund identifies the character of distributions paid by REITs in the previous calendar year, certain distributions to Fund shareholders may be redesignated as capital gain distributions or, if in excess of taxable income, as a return of capital. For the year ended January 31, 2005, the character of distributions paid as disclosed within the Statement of Changes in Net Assets includes certain calendar year federal tax-based amounts and corresponding estimates for the period from January 1 through January 31, 2005 of ordinary income, capital gains and return of capital based on dividends received from REITs. For the six months ended July 31, 2005, no redesignations have been made with respect to distributions paid as disclosed within the Statement of Changes in Net Assets.

Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to the capital accounts.

The tax character of distributions paid for the year ended January 31, 2005 was as follows:

                                                   2005
                     -                             ----
                     Distributions from:
                        Net investment income   $ 1,853,600
                        Long-term capital gain    3,361,955

Differences between these amounts and those reported on the Statement of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

f. Repurchase Agreements. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Fund's investment adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

g. Indemnifications. Under the Fund's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3. Purchases and Sales of Securities. For the six months ended July 31, 2005, purchases and sales of securities (excluding short-term investments) were $6,531,548 and $8,280,225, respectively.

4. Management Fees and Other Transactions with Affiliates.

a. Management Fees. AEW Management and Advisors, L.P. ("AEW") serves as investment adviser to the Fund. AEW is an affiliate of AEW Capital Management, L.P., a wholly owned subsidiary of IXIS Asset Management North America, L.P. ("IXIS North America"). Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.80% of the first $500 million of the Fund's average daily net assets and 0.75% of the Fund's average daily net assets in excess of $500 million, calculated daily and payable monthly.

For the six months ended July 31, 2005, management fees for the Fund were $414,597 (0.80% of average daily net assets).

b. Administrative Expense. During the period, IXIS Asset Management Advisors, L.P. ("IXIS Advisors") performed certain administrative services for the Fund and subcontracted with Investors Bank & Trust Company ("IBT") to serve as subadministrator. Pursuant to an agreement among IXIS Advisor Funds Trust I (formerly CDC Nvest Funds Trust I), IXIS Advisor Funds Trust II (formerly CDC Nvest Funds Trust II), IXIS Advisor Funds Trust III (formerly CDC Nvest Funds Trust III), IXIS Advisor Funds Trust IV (formerly CDC Nvest Companies Trust I) and IXIS Advisor Cash Management Trust (formerly CDC Nvest Cash Management Trust) ("IXIS Advisor Funds Trusts"), Loomis Sayles Funds I and Loomis Sayles Funds II ("Loomis Sayles Funds Trusts") (collectively the "Trusts") and IXIS Advisors, the Fund paid IXIS Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0675% of the first $5 billion of the Trusts' average daily net assets, 0.0625% of the next $5 billion, and 0.0500% of such assets in excess of $10 billion, subject to an annual aggregate minimum fee for the Trusts of $5 million.

July 31, 2005 (unaudited)


For the six months ended July 31, 2005, the Fund paid $32,641 to IXIS Advisors for administrative services. Effective September 1, 2005, State Street Bank and Trust Company ("State Street Bank") became the subadministrator for the Fund.

c. Transfer Agent Fees. IXIS Asset Management Services Company ("IXIS Services"), a wholly-owned subsidiary of IXIS North America, is the transfer and shareholder servicing agent for the Fund and has subcontracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. During the period, the Fund, for its Class A, B and C shares, paid service fees monthly equal to $25.44 for each open account and $2.00 for each closed account, subject to a monthly minimum of $1,500 per class and an annual aggregate minimum fee for all Load Equity Funds of approximately $6.8 million.

For its Class Y shares, the Fund paid service fees monthly equal to $25.44 for each open account and $2.00 for each closed account, subject to a monthly minimum of $1,500 per class and an annual aggregate minimum fee for all No-Load Retail Funds* and Load Funds-Class Y** of approximately $1 million.

* No-Load Retail Funds consist of Loomis Sayles Aggressive Growth Fund, Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund, Loomis Sayles Small Cap Growth Fund, Loomis Sayles Small Cap Value Fund, Loomis Sayles Tax-Managed Equity Fund, Loomis Sayles Value Fund and Loomis Sayles Worldwide Fund.

** Load Funds - Class Y consist of all Funds with Class Y offered within the IXIS Advisor Funds Trusts and Loomis Sayles Funds Trusts.

Effective October 1, 2005, BFDS will become the transfer and shareholder servicing agent for the Fund.

In addition, pursuant to other service agreements, the Fund pays service fees to other firms that provide similar services for their own shareholder accounts.

IXIS Services, BFDS and other firms are also reimbursed by the Fund for out-of-pocket expenses. For the six months ended July 31, 2005, the Fund paid $112,870 to IXIS Services as compensation for its services as transfer agent.

d. Service and Distribution Fees. Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund's Class A shares (the "Class A Plan") and Service and Distribution Plans relating to the Fund's Class B and Class C shares (the "Class B and Class C Plans").

Under the Class A Plan, the Fund pays IXIS Asset Management Distributors, L.P. ("IXIS Distributors"), the Fund's distributor (a wholly-owned subsidiary of IXIS North America), a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses incurred by IXIS Distributors in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the six months ended July 31, 2005, the Fund paid IXIS Distributors $80,796 in fees under the Class A Plan.

Under the Class B and Class C Plans, the Fund pays IXIS Distributors a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses incurred by IXIS Distributors in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts. For the six months ended July 31, 2005, the Fund paid IXIS Distributors $18,363 and $18,744 in service fees under the Class B and Class C Plans, respectively.

Also under the Class B and Class C Plans, the Fund pays IXIS Distributors a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund's Class B shares and Class C shares, as compensation for services provided and expenses incurred by IXIS Distributors in connection with the marketing or sale of Class B and Class C shares. For the six months ended July 31, 2005, the Fund paid IXIS Distributors $55,088 and $56,231 in distribution fees under the Class B and Class C Plans, respectively.

Commissions (including CDSC) on Fund shares paid to IXIS Distributors by investors in shares of the Fund during the six months ended July 31, 2005 amounted to $125,573.

e. Trustees Fees and Expenses. The Fund does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of IXIS Advisors, IXIS Distributors, IXIS North America, IXIS Services or their affiliates. Each Trustee who is an independent Trustee of the IXIS Advisor Funds Trusts and the Loomis Sayles Funds Trusts receives, in the aggregate, a retainer fee at the annual rate of $50,000 and meeting attendance fees of $5,000 for each meeting of the Board of Trustees attended. The co-chairmen of the Board each receive an additional annual retainer fee at the annual rate of $25,000. Each committee chairman receives an additional retainer fee at the annual rate of $7,000. Each committee member receives a meeting attendance fee of $3,750 per committee meeting attended. These fees are allocated to the various series of the IXIS Advisor Funds Trusts and the Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each Fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Effective October 1, 2005, the compensation schedule for independent Trustees will change. Each independent Trustee will receive a retainer fee at the annual rate of $55,000 and meeting attendance fees of $6,000 for each meeting of the Board of Trustees attended in person and $3,000 for each meeting of the Board of Trustees attended telephonically. Each co-chairman of the Board will receive an additional retainer fee at the annual rate of $25,000. Each committee chairman will receive an additional retainer

July 31, 2005 (unaudited)

fee at the annual rate of $10,000. Each committee member will receive a meeting attendance fee of $4,000 per committee meeting attended in person and $2,000 for each committee meeting attended telephonically.

A deferred compensation plan (the "Plan") is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been had it been invested in a designated Fund or certain other funds of the IXIS Advisor Funds Trusts and the Loomis Sayles Funds Trusts on the normal payment date. Deferred amounts remain in the Funds until distributed in accordance with the Plan.

Additionally, the Board of Trustees has approved the use of Fund assets to pay its portion of the annual salary for 2005 of an employee of IXIS Advisors who supports the Fund's Chief Compliance Officer. For the six months ended July 31, 2005, the Fund's portion of such expense was $534.

5. Line of Credit. The Fund, along with certain other portfolios, participates in a $50,000,000 committed line of credit provided by IBT under a credit agreement (the "Agreement") dated April 30, 2002. Advances under the Agreement are taken primarily for temporary or emergency purposes. Interest is charged to the Fund based on its borrowing at a rate per annum equal to the Federal Funds rate plus 0.45%. In addition, the Fund is charged a facility fee equal to 0.10% per annum on the unused portion of the line of credit. The annual cost of maintaining the line of credit and the facility fee is apportioned pro rata among the participating Funds. There were no borrowings during the six months ended July 31, 2005.

Effective September 1, 2005, the Fund, along with certain other portfolios, will participate in a $75,000,000 committed line of credit provided by State Street Bank. Interest is charged to the Fund based on its borrowing at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, the Fund is charged a facility fee equal to 0.09% per annum on the unused portion of the line of credit.

6. Security Lending. The Fund has entered into an agreement with IBT, as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The Fund receives fees for lending its securities. At July 31, 2005, the Fund loaned securities having a market value of $30,048,914 and collateralized by cash in the amount of $31,113,792, which was invested in short-term investments.

Effective September 1, 2005, State Street Bank became the securities lending agent for the Fund.

7. Brokerage Commission Recapture. The Fund has entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Fund under such agreements and are presented as realized gains in the Statement of Operations. For the six months ended July 31, 2005, $221 was rebated under these agreements. Previously, such rebates were presented as a reduction of expenses in the Statement of Operations. This reclassification has no impact on total net assets of the Fund.

8. Contingent Expense Obligations. AEW has given a binding undertaking to the Fund to defer its management fees, and if necessary, bear certain expenses associated with the Fund in order to limit the Fund's total operating expenses. This undertaking is in effect until April 30, 2006 and will be reevaluated on an annual basis. For the six months ended July 31, 2005, $54,956 of class level expenses have been reimbursed.

AEW shall be permitted to recover expenses it has borne (whether through reduction of its management fee or otherwise) in later periods to the extent the Fund's expenses fall below the expense limits, provided, however, that the Fund is not obligated to pay such deferred fees more than one year after the end of the fiscal year in which the fee was deferred.

At July 31, 2005, the expense limits as a percentage of average daily net assets and amounts subject to possible reimbursement under the expense limitation agreements were as follows:

    Expense Limit as a Percentage of Average                Expenses Subject Expenses Subject
           Daily Net Assets                                   to Possible      to Possible
-   ---------------------------------------  Expiration of   Reimbursement    Reimbursement
    Class A    Class B   Class C   Class Y      Waiver        through 2006     through 2007
-   -------    -------   -------   -------   -------------- ---------------- ----------------
     1.50%      2.25%     2.25%     1.25%    April 30, 2006     $168,874         $54,956

July 31, 2005 (unaudited)


9. Capital Shares. The Fund may issue an unlimited number of shares of beneficial interest. Transactions in capital shares were as follows:

                                                                     Six Months Ended            Year Ended
                                                                       July 31, 2005          January 31, 2005
                                                                  ----------------------  -----------------------
                                                                   Shares      Amount       Shares      Amount
                                                                  --------  ------------  ---------  ------------
Class A
   Shares sold                                                     664,774  $ 12,135,010  1,631,053  $ 26,382,140
   Shares issued in connection with the reinvestment of:
    Dividends from net investment income                            28,743       522,855     53,778       864,259
    Distributions from net realized gain                            61,081     1,154,439     96,356     1,728,043
                                                                  --------  ------------  ---------  ------------
                                                                   754,598    13,812,304  1,781,187    28,974,442
   Shares repurchased                                             (683,178)  (12,574,135)  (912,020)  (14,456,723)
                                                                  --------  ------------  ---------  ------------
   Net increase (decrease)                                          71,420  $  1,238,169    869,167  $ 14,517,719
                                                                  --------  ------------  ---------  ------------
Class B
   Shares sold                                                      69,595  $  1,274,647    219,231  $  3,582,683
   Shares issued in connection with the reinvestment of:
    Dividends from net investment income                             3,804        68,367      9,820       155,848
    Distributions from net realized gain                            13,449       254,322     23,786       426,465
                                                                  --------  ------------  ---------  ------------
                                                                    86,848     1,597,336    252,837     4,164,996
   Shares repurchased                                             (130,777)   (2,385,115)  (215,772)   (3,363,968)
                                                                  --------  ------------  ---------  ------------
   Net increase (decrease)                                         (43,929) $   (787,779)    37,065  $    801,028
                                                                  --------  ------------  ---------  ------------
Class C
   Shares sold                                                     108,272  $  2,019,909    308,077  $  4,942,024
   Shares issued in connection with the reinvestment of:
    Dividends from net investment income                             2,049        36,936      4,881        78,272
    Distributions from net realized gain                             7,790       147,545     12,449       223,551
                                                                  --------  ------------  ---------  ------------
                                                                   118,111     2,204,390    325,407     5,243,847
   Shares repurchased                                             (128,597)   (2,323,550)  (224,150)   (3,538,212)
                                                                  --------  ------------  ---------  ------------
   Net increase (decrease)                                         (10,486) $   (119,160)   101,257  $  1,705,635
                                                                  --------  ------------  ---------  ------------
Class Y
   Shares sold                                                     189,177  $  3,482,743    330,151  $  5,726,661
   Shares issued in connection with the reinvestment of:
    Dividends from net investment income                             5,840       103,462     13,600       215,727
    Distributions from net realized gain                             9,171       169,211     22,510       395,005
                                                                  --------  ------------  ---------  ------------
                                                                   204,188     3,755,416    366,261     6,337,393
   Shares repurchased                                             (189,475)   (3,232,368)  (246,817)   (4,085,330)
                                                                  --------  ------------  ---------  ------------
   Net increase (decrease)                                          14,713  $    523,048    119,444  $  2,252,063
                                                                  --------  ------------  ---------  ------------
   Increase (decrease) derived from capital shares transactions     31,718  $    854,278  1,126,933  $ 19,276,445
                                                                  ========  ============  =========  ============

                            ADDITIONAL INFORMATION


Shareholder Meetings (unaudited)

At a special shareholders' meeting held on June 2, 2005, shareholders of IXIS Advisor Funds Trust IV, of which the AEW Real Estate Fund is the only series, voted for the following proposals:

             1. Election of Trustees for IXIS Advisor Funds Trust IV ("Trust
                IV")

                                                Votes
                                  Votes For    Withheld   Total Votes
         -                        ---------    --------   -----------
         Graham T. Allison, Jr. 3,860,995.481 29,630.613 3,890,626.094
         Edward A. Benjamin     3,862,301.415 28,324.679 3,890,626.094
         Daniel M. Cain         3,866,876.878 23,749.216 3,890,626.094
         Paul G. Chenault       3,858,397.137 32,228.957 3,890,626.094
         Kenneth J. Cowan       3,853,858.128 36,767.966 3,890,626.094
         Richard Darman         3,862,757.385 27,868.709 3,890,626.094
         Sandra O. Moose        3,858,344.630 32,281.464 3,890,626.094
         John A. Shane          3,857,279.128 33,346.966 3,890,626.094
         Charles D. Baker       3,859,375.476 31,250.618 3,890,626.094
         Cynthia L. Walker      3,859,827.065 30,799.029 3,890,626.094
         Robert J. Blanding     3,867,980.941 22,645.153 3,890,626.094
         John T. Hailer         3,867,861.352 22,764.742 3,890,626.094

             2. Approval of an Amended and Restated Agreement and Declaration
                of Trust for Trust IV

                        Voted    Abstained     Broker
          Voted For    Against     Votes      Non-Votes    Total Votes
          ---------    -------     -----      ---------    -----------
        2,313,423.919 33,254.220 60,106.955 1,483,841.000 3,890,626.094

Item 2. Code of Ethics.
Not applicable

Item 3. Audit Committee Financial Expert.
Not applicable

Item 4. Principal Accountant Fees and Services.
Not applicable

Item 5. Audit Committee of Listed Registrants.
Not applicable

Item 6. Schedule of Investments.
Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.
Not applicable

Item 10. Submission of Matters to a Vote of Securities Holders.
There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures.

The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

        (a) (1) Not applicable.
        (a) (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2), are filed herewith as exhibits
                (a)(2)(1) and a(2)(2), respectively.
        (a) (3) Not applicable.
        (b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        IXIS Advisor Funds Trust IV

                                        By: /s/ John T. Hailer
                                            ------------------------------------
                                        Name:  John T. Hailer
                                        Title: President and Chief Executive
                                                Officer
                                        Date:  September 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                        By: /s/ John T. Hailer
                                            ------------------------------------
                                        Name:  John T. Hailer
                                        Title: President and Chief Executive
                                                Officer
                                        Date: September 29, 2005

                                        By: /s/ Michael C. Kardok
                                            ------------------------------------
                                        Name:  Michael C. Kardok
                                        Title: Treasurer
                                        Date:  September 29, 2005